Basis of Preparation and Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) km	Dec. 31, 2017 USD ($) km	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Feb. 28, 2018	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CNY (¥)	Jan. 01, 2017 USD ($)
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00					6.3294
Estimated useful lives of the investment properties	30 years	30 years
Research and development subsidies	¥ 60,817	$ 9,609	¥ 26,815
Percentage of shareholder interest	7.70%	7.70%
Expected change in trade and other receivables arising from change in measurement attribute, initial application of IFRS 9	¥ 137,300					$ 21,700
Expected change in equity arising from change in measurement attribute, initial application of IFRS 9	137,300					21,700
Selling and distribution expenses	1,815,853	$ 286,892	1,504,360	¥ 1,497,774
Revenue	16,222,442	2,563,030	13,664,840	13,733,437
Cost of sales	12,707,419	2,007,681	10,700,655	10,942,865
Expected change in retained earnings arising from change in measurement attribute, initial application of IFRS 15							¥ 83,900	$ 13,300
Other operating income	647,352	102,276	¥ 117,954	¥ 106,931
Warranty obligation [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Expected change in retained earnings arising from change in measurement attribute, initial application of IFRS 15							¥ (5,300)	$ (800)
Performance obligation [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Expected change in retained earnings arising from change in measurement attribute, initial application of IFRS 15	89,200					14,100
Increase (decrease) due to application of IFRS 15 [member] | Warranty obligation [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Selling and distribution expenses	(195,900)	(31,000)
Revenue	(21,100)	(3,300)
Cost of sales	176,800	27,900
Provision for product warranty	(19,100)					(3,100)
Contract liability	21,100					$ 3,300
Increase (decrease) due to application of IFRS 15 [member] | Performance obligation [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Other operating income	(115,200)	(18,200)
Reversal of income tax expense	26,000	4,100
IAS 18 [member] | Performance obligation [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Gain on sale of intangible asset	¥ 115,200	$ 18,200
Bottom of range [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term	15 years	15 years
Bottom of range [Member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	3 months	3 months
Warranty mileage	20,000	20,000
Bottom of range [Member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	12 months	12 months
Top of range [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term	50 years	50 years
Top of range [Member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months	36 months
Warranty mileage	300,000	300,000
Top of range [Member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	24 months	24 months